Pension and Severance Plans (Amounts Recognized in Accumulated Other Comprehensive Income, Excluding Tax Effects) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (credit)	¥ (34,905)	¥ (44,394)
Net actuarial loss	389,302	218,462
Ending balance	354,397	174,068
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (credit)	(1,443)	(2,161)
Net actuarial loss	82,850	94,480
Obligation existing at transition	7	15
Ending balance	¥ 81,414	¥ 92,334